Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Accrued taxes, including liability for unrecognized tax benefit, (see also Note 15)		$ 1,549	$ 1,606
Other accrued liabilities		901	4,417
Total other accrued liabilities	$ 2,814	$ 2,450	$ 6,023